Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($)	Preferred shares	Common shares Class A	Common shares Class B	Additional paid-in capital	Statutory reserve	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total Baiya's shareholders' equity	Non- controlling interests	Total
Balance at Dec. 31, 2023		$ 1,000		$ 1,775,951	$ 325,223	$ (153,429)	$ (1,392,350)	$ 556,395	$ 37,922	$ 594,317
Balance (in Shares) at Dec. 31, 2023		10,000,000
Net loss							(59,566)	(59,566)	(2,187)	(61,753)
Foreign currency translation gain (loss)						(14,759)		(14,759)	(846)	(15,605)
Balance at Jun. 30, 2024		$ 1,000		1,775,951	325,223	(168,188)	(1,451,916)	482,070	34,889	516,959
Balance (in Shares) at Jun. 30, 2024		10,000,000
Balance at Dec. 31, 2024		$ 1,000		1,796,285	380,901	(221,139)	(1,456,778)	500,269	49,795	550,064
Balance (in Shares) at Dec. 31, 2024		10,000,000
Net loss							(4,757,278)	(4,757,278)	21,576	(4,735,702)
Issuance of common stock for the IPO		$ 250		7,099,058				7,099,308		7,099,308
Issuance of common stock for the IPO (in Shares)		2,500,000
Issuance of common stock		$ 671		17,815,339				17,816,010		17,816,010
Issuance of common stock (in Shares)		6,713,996
Shares issued for stock compensation expense		$ 78	$ 160	1,736,498				1,736,736		1,736,736
Shares issued for stock compensation expense (in Shares)		784,500	1,600,000
Foreign currency translation gain (loss)						17,504		17,504	4,646	22,150
Balance at Jun. 30, 2025		$ 1,999	$ 160	$ 28,447,180	$ 380,901	$ (203,635)	$ (6,214,056)	$ 22,412,549	$ 76,017	$ 22,488,566
Balance (in Shares) at Jun. 30, 2025		19,998,496	1,600,000